Net Loss Per Share Attributable to Common Stockholders - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (64,049)	$ (57,485)	$ (51,714)
Weighted-average shares used in computing net loss per share, diluted (in shares)	89,004	29,896	29,138
Weighted-average shares used in computing net loss per share, basic (in shares)	89,004	29,896	29,138
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.72)	$ (1.92)	$ (1.77)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.72)	$ (1.92)	$ (1.77)